Consolidated cash flow statement of Aegon N.V. - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Statement of cash flows [abstract]
Result before tax from continuing operations		€ (1,543)	€ 1,164	[1]	€ (958)	[1]
Result before tax from discontinued operations		2,395	1,237		594
Impairment loss on measurement of disposal group		(1,775)	0		0
Result before tax from continuing operations and discontinued operations		(922)	2,400		(364)
Results from financial transactions		45,189	(25,716)		(22,092)
Amortization and depreciation		1,160	1,167		722
Impairment losses		49	5		382
Income from joint ventures		(286)	(265)		(184)
Income from associates		(4)	(112)		(111)
Release of cash flow hedging reserve		(126)	(106)		(109)
Other		796	248		9
Adjustments of non-cash items		46,780	(24,778)		(21,383)
Insurance and investment liabilities		(4,742)	(1,885)		6,975
Insurance and investment liabilities for account of policyholders		(50,452)	13,605		11,005
Accrued expenses and other liabilities		(929)	(1,008)		655
Accrued income and prepayments		(1,505)	(543)		(1,315)
Changes in accruals		(57,627)	10,169		17,319
Purchase of investments (other than money market investments)		(22,635)	(35,520)		(44,637)
Purchase of derivatives		(4,140)	(1,611)		924
Disposal of investments (other than money market investments)		32,626	38,040		31,875
Disposal of derivatives		(2,502)	310		1,771
Net purchase of investments for account of policyholders		13,631	12,063		8,865
Net change in cash collateral		(3,207)	(2,805)		2,425
Net purchase of money market investments		(362)	(85)		363
Cash flow movements on operating items not reflected in income		13,411	10,391		1,585
Tax (paid)/ received		(37)	21		(7)
Other		1,248	0		(5)
Net cash flows from operating activities		2,851	(1,796)	[2]	(2,854)	[2]
Purchase of individual intangible assets (other than VOBA and future servicing rights)		(26)	(36)		(40)
Purchase of equipment and real estate for own use		(72)	(76)		(80)
Acquisition of subsidiaries, net of cash		(146)	0		(15)
Acquisition/capital contributions joint ventures and associates		(73)	(97)		(305)
Disposal of intangible asset		0	0		3
Disposal of equipment		9	2		7
Disposal of subsidiaries and businesses, net of cash		604	59		0
Disposal joint ventures and associates		185	0		154
Dividend received from joint ventures and associates		137	95		138
Other		(1)			0
Net cash flows from investing activities		616	(54)	[2]	(139)	[2]
Purchase of treasury shares		(597)	(231)		(59)
Proceeds from TRUPS, Subordinated borrowings and borrowings	[3]	3,569	3,914		3,444
Repayment of perpetuals		(429)	(212)		0
Repayment of share capital		0	0		0
Repayment of TRUPS, Subordinated borrowings and borrowings	[3]	(4,086)	(3,000)		(3,985)
Dividends paid		(167)	(121)		(63)
Coupons on perpetual securities		(48)	(52)		(55)
Payment of Right-of-use Assets		(49)	(59)		(60)
Change in ownership non-controlling interests		(57)	61		0
Other		(55)	0		0
Net cash flows from financing activities		(1,920)	300	[2]	(778)	[2]
Net increase / (decrease) in cash and cash equivalents	[4]	1,548	(1,550)	[2]	(3,770)	[2]
Net cash and cash equivalents at the beginning of the year		6,889	8,372		12,263
Effects of changes in exchange rate		55	67		(121)
Net cash and cash equivalents at the end of the year		€ 8,491	€ 6,889		€ 8,372

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.
[2]	Amounts for 2021 and 2020 includes the disposal group.
[3]	Trust pass-through securities.
[4]	Included in net increase / (decrease) in cash and cash equivalents are interest received EUR 5,405 million (2021: EUR 5,271 million and 2020: EUR 5,114 million) dividends received EUR 1,840 million (2021: EUR 1,624 million and 2020: EUR 1,751 million) and interest paid EUR 289 million (2021: EUR 296 million and 2020: EUR 491 million). All included in operating activities except for dividend received from joint ventures and associates EUR 137 million (2021: EUR 95 million and 2020: EUR 138 million).